UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Schedule of Investments

July 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—78.7%
Advertising—0.1%
$ 1,000	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	$ 977,500

Aerospace—0.2%
1,500	L-3 Communications Corp., 7.625%, 6/15/12	Ba3/BB+	1,515,000

Airlines—4.3%
	American Airlines, Inc., pass thru certificates,
1,998	6.978%, 10/1/12, Ser. 01-2	Baa2/A-	2,013,265
1,000	7.858%, 10/1/11, Ser. 01-2	Baa2/A-	1,057,812
	Continental Airlines, Inc., pass thru certificates,
10,000	6.503%, 6/15/11, Ser. 01-1	Baa2/BBB+	10,089,125
779	6.545%, 8/2/20, Ser. 99-1A	Baa2/A-	787,794
3,035	7.056%, 9/15/09, Ser. 99-2	Baa2/A-	3,075,899
2,343	9.798%, 4/1/21	Ba1/BB+	2,544,931
10,033	Northwest Airlines, Inc., pass thru certificates,
	7.15%, 4/1/21, Ser. 00-1	Aaa/AAA	10,677,074
	United Air Lines, Inc.,
3,124	6.201%, 3/1/10, Ser. 01-1	Ba2/BBB	3,127,155
1,700	7.336%, 1/2/21 (d)	Ba2/BB-	1,717,000
383	10.36%, 11/13/12, Ser. 91C (b)	NR/NR	17,730
			35,107,785

Apparel & Textiles—0.2%
1,500	Quiksilver, Inc., 6.875%, 4/15/15	Ba3/B+	1,335,000

Automotive—0.3%
1,500	ArvinMeritor, Inc., 8.75%, 3/1/12	B1/B+	1,470,000
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	1,316,250
			2,786,250

Automotive Products—0.1%
1,001	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	Ba3/B	1,031,030

Banking—7.9%
6,700	BNP Paribas, 5.186%, 6/29/15, VRN (d)	Aa3/A+	6,280,439
5,000	Colonial Bank, 9.375%, 6/1/11	Baa1/BBB-	5,625,260
2,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, VRN (d)	Aa3/A+	2,616,376
2,800	Credit Agricole S.A., 6.637%, 5/31/17, VRN (d)(g)	Aa3/A	2,619,596
5,250	HBOS Capital Funding L.P., 6.071%, 6/30/14, VRN (d)	A1/A	5,250,231
	HSBC Capital Funding L.P., VRN,
3,000	4.61%, 6/27/13, (d)	A1/A	2,858,412
1,000	10.176%, 6/30/30	A1/A	1,434,312
6,450	HSBC Holdings PLC, 6.50%, 5/2/36	Aa3/A+	6,453,335
4,400	Rabobank Capital Funding Trust, 5.254%, 10/21/16, UNIT, VRN (d)	Aa2/AA	4,128,964
6,500	RBS Capital Trust I, 5.512%, 9/30/14, VRN	Aa3/A	6,244,394
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A+	6,270,610
1,750	Riggs National Corp., 9.65%, 6/15/09	A2/A-	1,878,025
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, VRN	Aa3/A	1,106,057
4,700	USB Capital IX, 6.189%, 4/15/11, VRN	A1/A+	4,648,610
7,200	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	6,508,786
			63,923,407

Chemicals—0.0%
25	Equistar Chemicals L.P., 10.125%, 9/1/08	B1/BB-	26,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Computer Services—0.3%
	Electronic Data Systems Corp.,
$1,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	$ 980,850
1,500	7.125%, 10/15/09	Ba1/BBB-	1,545,909
			2,526,759
Diversified Manufacturing—1.0%
2,500	Bombardier, Inc., 8.00%, 11/15/14 (d)	Ba2/BB	2,487,500
	Hutchison Whampoa International Ltd. (d),
3,500	6.25%, 1/24/14	A3/A-	3,552,108
500	6.50%, 2/13/13	A3/A-	514,272
185	JSG Funding PLC, 9.625%, 10/1/12	B2/B	194,250
1,030	Raychem Corp., 7.20%, 10/15/08	Baa3/BBB+	1,047,437
			7,795,567

Energy—5.7%
1,200	CenterPoint Energy Resources Corp., 7.75%, 2/15/11	Baa3/BBB	1,277,414
1,500	Dynegy Holdings, Inc., 7.75%, 6/1/19 (d)	B2/B-	1,305,000
2,000	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
	7.67%, 11/8/16, Ser. B	Ba3/B	1,960,625
	El Paso Corp.,
2,375	8.05%, 10/15/30	Ba3/BB-	2,367,704
2,000	10.75%, 10/1/10	Ba3/BB-	2,222,002
5,000	Energy Transfer Partners L.P., 6.125%, 2/15/17	Baa3/BBB-	4,818,385
	Kinder Morgan Energy Partners L.P.,
5,400	6.00%, 2/1/17	Baa2/BBB	5,283,641
1,000	6.50%, 2/1/37	Baa2/BBB	955,300
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17 (d)	Ba1/BB+	1,134,000
1,000	Peabody Energy Corp., 7.875%, 11/1/26	Ba1/BB	965,000
4,700	Plains All American Pipeline L.P., 6.125%, 1/15/17	Bbb-/BAA3	4,683,169
3,000	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	3,107,142
2,100	Southern Natural Gas Co., 5.90%, 4/1/17 (d)	Baa3/BB	2,039,297
1,100	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,193,692
250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12, Ser. B	Ba1/BB+	276,250
	Williams Cos., Inc.,
7,000	7.50%, 1/15/31, Ser. A	Ba2/BB	6,930,000
5,000	7.875%, 9/1/21	Ba2/BB	5,225,000
			45,743,621

Entertainment—0.4%
40	K2, Inc., 7.375%, 7/1/14	NR/NR	42,200
3,000	Royal Caribbean Cruises Ltd., 7.25%, 3/15/18	Ba1/BBB-	2,832,465
			2,874,665

Financial Services—13.8%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,128,910
8,335	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	9,401,997
2,000	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	2,102,500
4,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN	NR/BBB-	4,150,360
3,804	Cedar Brakes II LLC, 9.875%, 9/1/13 (b)(d)	Baa2/BBB-	4,212,621
2,000	Citigroup, Inc., 6.125%, 8/25/36	Aa2/AA-	1,941,840
2,500	Ford Motor Credit Co., 8.00%, 12/15/16	B1/B	2,307,715
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/B+	1,025,000
1,180	General Electric Capital Corp., 8.30%, 9/20/09	Aaa/AAA	1,254,204

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Financial Services (continued)
	General Motors Acceptance Corp.,
$15,000	6.75%, 12/1/14	Ba1/BB+	$ 13,500,285
5,000	6.875%, 9/15/11	Ba1/BB+	4,653,545
	Goldman Sachs Group, Inc.,
5,700	5.95%, 1/15/27	A1/A+	5,212,804
4,000	6.45%, 5/1/36	A1/A+	3,801,980
4,100	JPMorgan Chase Capital XX, 6.55%, 9/29/36, Ser. T	Aa3/A	3,766,768
7,100	JPMorgan Chase Capital XVIII, 6.95%, 8/17/36, Ser. R	Aa3/A	6,825,628
	Lehman Brothers Holdings, Inc.,
5,000	5.50%, 4/4/16	A1/A+	4,674,185
6,300	6.50%, 7/19/17	A2/A	6,198,608
3,900	MBNA Capital, 6.156%, 2/1/27, Ser. B, FRN	Aa2/A+	3,897,785
4,300	Merrill Lynch & Co., Inc., 5.70%, 5/2/17	A1/A+	4,065,087
4,400	Morgan Stanley, 4.75%, 4/1/14	A1/A	4,131,367
	Pemex Project Funding Master Trust,
4,350	8.00%, 11/15/11	Baa1/BBB	4,695,825
1,400	8.625%, 2/1/22	Baa1/BBB	1,672,731
3,500	9.50%, 9/15/27	NR/BBB	4,585,000
2,000	Preferred Term Securities XIII, 5.91%, 3/24/34, FRN (b)(d)(g)	Aaa/AAA	2,027,217
3,280	Targeted Return Index Securities Trust, 7.548%, 5/1/16 (d)(h)	B1/B+	3,154,648
3,800	UBS Preferred Funding Trust V, 6.243%, 5/15/16, Ser. 1, VRN	Aa2/AA-	3,836,712
1,500	Universal City Development Partners Ltd., 11.75%, 4/1/10	B1/B-	1,578,750
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	1,020,000
			111,824,072

Food & Beverage—2.0%
	Albertson’s, Inc.,
1,500	7.75%, 6/15/26	B1/B	1,369,132
9,000	8.00%, 5/1/31	B1/B	8,392,824
2,771	Delhaize America, Inc., 9.00%, 4/15/31	Baa3/BB+	3,074,771
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	3,075,000
			15,911,727

Healthcare & Hospitals—1.8%
1,000	Community Health Systems, Inc., 8.875%, 7/15/15 (d)	B-/B3	976,250
	HCA, Inc.,
550	8.36%, 4/15/24	Caa1/B-	487,502
1,000	8.70%, 2/10/10	Caa1/B-	1,023,721
5,470	9.00%, 12/15/14	Caa1/B-	5,330,160
3,500	9.25%, 11/15/16 (d)	B2/BB-	3,482,500
	Tenet Healthcare Corp.,
2,500	7.375%, 2/1/13	Caa1/CCC+	2,100,000
1,625	9.25%, 2/1/15	Caa1/CCC+	1,397,500
			14,797,633

Hotels/Gaming—3.0%
3,000	Caesars Entertainment, Inc., 7.00%, 4/15/13	Baa3/BB	3,093,609
969	Choctaw Resort Development Enterprise, Inc., 7.25%, 11/15/19 (d)	Ba2/BB	939,930
1,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	995,000
5,000	ITT Corp., 7.375%, 11/15/15	Baa3/BBB-	4,931,250
500	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	513,750
	MGM Mirage, Inc.,
2,000	7.50%, 6/1/16	Ba2/BB	1,870,000
5,000	8.375%, 2/1/11	B1/B+	5,087,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Hotels/Gaming (continued)
$ 2,503	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)	Baa3/BBB-	$ 2,803,305
4,750	Wynn Las Vegas LLC, 6.625%, 12/1/14	B1/BB+	4,429,375
			24,663,719

Insurance—0.3%
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (d)	NR/A-	2,270,112

Metals & Mining—1.5%
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	3,203,703
40	Novelis, Inc., 7.25%, 2/15/15	B3/B	40,300
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Ba2/BB+	6,124,514
	Vale Overseas Ltd.,
1,900	6.25%, 1/11/16	Baa3/BBB	1,892,985
1,100	6.875%, 11/21/36	Baa3/BBB	1,075,525
			12,337,027

Multi-Media—5.1%
40	CanWest MediaWorks, Inc., 8.00%, 9/15/12	B3/CCC+	38,600
3,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B3/B+	2,977,500
5,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,584,100
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,666,704
925	Comcast MO of Delaware, Inc., 9.00%, 9/1/08	Baa2/BBB+	958,479
1,500	COX Communications, Inc., 6.45%, 12/1/36 (d)	Baa3/BBB-	1,428,913
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11, Ser. B	B2/B+	962,500
1,700	7.875%, 2/15/18	B2/B+	1,547,000
6,625	8.125%, 8/15/09, Ser. B	B2/B+	6,625,000
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa2/BBB+	485,590
5,000	9.125%, 1/15/13	Baa2/BBB+	5,772,915
1,610	News America Holdings, Inc., 6.75%, 1/9/38	Baa2/BBB	1,684,437
40	PRIMEDIA, Inc., 8.00%, 5/15/13	B2/B	42,250
	Rogers Cable, Inc.,
CAD1,750	7.25%, 12/15/11	Baa3/BBB-	1,742,035
$ 3,000	8.75%, 5/1/32	Baa3/BBB-	3,608,307
	Time Warner Cable, Inc. (d),
230	5.85%, 5/1/17	Baa2/BBB+	222,214
2,130	6.55%, 5/1/37	Baa2/BBB+	2,040,943
3,250	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B+	3,201,250
			41,588,737

Oil & Gas—6.6%
2,000	Canadian Natural Resources Ltd., 6.50%, 2/15/37	Baa2/BBB	1,978,954
2,400	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba2/BB	2,436,000
1,800	Devon Energy Corp., 7.95%, 4/15/32	Baa2/BBB	2,112,338
1,750	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
	7.27%, 11/8/10, Ser. A	Ba3/B	1,765,541
900	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	913,684
1,250	Forest Oil Corp., 7.25%, 6/15/19 (d)	B1/B+	1,171,875
	Gaz Capital S.A.,
800	6.212%, 11/22/16 (d)	A3/BBB	761,040
4,900	8.625%, 4/28/34	A3/BBB	5,964,770
9,200	Gazprom AG, 9.625%, 3/1/13	A3/BBB	10,588,372
1,000	Hanover Compressor Co., 9.00%, 6/1/14	B2/B	1,107,500
769	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	761,347

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Oil & Gas (continued)
$ 1,300	Pogo Producing Co., 8.25%, 4/15/11, Ser. B	B1/B+	$ 1,321,125
1,000	Range Resources Corp., 7.50%, 5/15/16	B1/B+	987,500
1,700	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa3/NR	1,621,460
2,350	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BB+	2,496,405
400	Tesoro Corp., 6.50%, 6/1/17 (d)	Ba1/BB+	380,000
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,311,942
7,200	Valero Energy Corp., 6.625%, 6/15/37	Baa3/BBB	7,189,711
5,000	Weatherford International, Inc., 6.625%, 11/15/11, Ser. B	Baa1/BBB+	5,166,325
2,300	XTO Energy, Inc., 6.10%, 4/1/36	Baa2/BBB	2,168,065
			53,203,954

Paper/Paper Products—2.9%
5,000	Abitibi-Consolidated, Inc., 8.375%, 4/1/15	B3/B	4,100,000
	Bowater, Inc.,
1,000	9.00%, 8/1/09	B3/B+	987,500
3,000	9.50%, 10/15/12	B3/B+	2,835,000
	Georgia-Pacific Corp.,
4,250	7.00%, 1/15/15 (d)	Ba3/B	3,931,250
1,000	7.125%, 1/15/17 (d)	Ba3/B	925,000
10,500	8.00%, 1/15/24	B2/B	9,633,750
500	8.125%, 5/15/11	B2/B	506,250
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (d)	Ba1/BB+	776,873
			23,695,623

Pharmaceuticals—0.3%
1,000	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	985,904
1,000	Wyeth, 6.50%, 2/1/34	A3/A	1,013,316
			1,999,220

Retail—0.8%
200	JC Penney Corp., Inc., 6.375%, 10/15/36	Baa3/BBB-	186,271
5,897	Yum! Brands, Inc., 8.875%, 4/15/11	Baa2/BBB	6,538,576
			6,724,847

Semi-Conductors—0.1%
1,000	Freescale Semiconductor, Inc., 8.875%, 12/15/14 (d)	B1/B	917,500

Telecommunications—10.5%
	AT&T Corp.,
792	7.30%, 11/15/11	A2/A	846,370
5,000	8.00%, 11/15/31	A2/A	5,977,800
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,645,795
1,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	955,000
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB+	885,000
8,000	9.25%, 5/15/11	Ba2/BB+	8,380,000
	Deutsche Telekom International Finance BV,
10,000	8.00%, 6/15/10	A3/A-	10,688,930
3,000	8.25%, 6/15/30	A3/A-	3,599,478
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	5,003,520
5,000	7.995%, 6/1/36	Baa3/BBB-	4,951,320

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Telecommunications (continued)
	France Telecom S.A.,
$10,000	7.75%, 3/1/11	A3/A-	$ 10,745,590
3,000	8.50%, 3/1/31	A3/A-	3,769,419
800	Intelsat Subsidiary Holding Co., Ltd., 8.625%, 1/15/15	B2/B+	806,000
2,000	Nextel Communications, Inc., 7.375%, 8/1/15, Ser. D	Baa3/BBB	1,941,642
1,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	978,750
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,930,000
	Qwest Corp.,
8,860	7.20%, 11/10/26	Ba1/BB+	8,151,200
2,300	8.61%, 6/15/13, FRN	Ba1/BBB-	2,392,000
5,469	Verizon Global Funding Corp., 7.25%, 12/1/10	A3/A	5,747,213
1,500	Verizon New York, Inc., 7.375%, 4/1/32, Ser. B	Baa3/A	1,547,313
			84,942,340

Tobacco—0.5%
4,000	RJ Reynolds Tobacco Holdings, Inc., 7.75%, 6/1/18	Ba1/BBB	4,130,212

Utilities—7.2%
1,000	CMS Energy Corp., 6.31%, 1/15/13, FRN	Ba1/BB+	982,500
3,128	East Coast Power LLC, 7.066%, 3/31/12, Ser. B	Baa3/BBB-	3,216,057
	Edison Mission Energy (d),
1,050	7.20%, 5/15/19	B1/BB-	942,375
800	7.625%, 5/15/27	B1/BB-	702,000
	Entergy Gulf States, Inc.,
400	5.25%, 8/1/15	Baa3/BBB+	375,383
3,100	6.11%, 12/8/08, FRN (d)	Baa3/BBB+	3,109,408
2,000	FirstEnergy Corp., 7.375%, 11/15/31, Ser. C	Baa3/BBB-	2,180,636
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (b)(d)	Baa2/BBB+	2,086,738
3,560	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (d)	Ba2/BB-	3,568,900
4,375	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	4,615,625
2,150	IPALCO Enterprises, Inc., 8.375%, 11/14/08	Ba1/BB-	2,176,875
3,339	Midwest Generation LLC, pass thru certificates, 8.56%, 1/2/16, Ser. B	Ba2/BB+	3,448,769
2,000	Northern States Power Co., 8.00%, 8/28/12, Ser. B	A2/A-	2,231,122
6,000	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	6,417,960
8,000	PSE&G Power LLC, 8.625%, 4/15/31	Baa1/BBB	9,813,944
2,600	Sierra Pacific Power Co., 6.75%, 7/1/37	Ba1/BB+	2,564,981
2,719	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	2,918,817
2,424	South Point Energy Center LLC, 8.40%, 5/30/12 (b)(d)(l)	NR/D	2,401,391
736	System Energy Resources, Inc., 5.129%, 1/15/14 (d)	Baa3/BBB	720,575
3,500	Tucson Electric Power, 7.50%, 8/1/08, Ser. B	Baa2/BBB-	3,563,850
			58,037,906

Waste Disposal—1.8%
4,400	Allied Waste North America, Inc., 7.25%, 3/15/15	B1/BB+	4,268,000
	Waste Management, Inc.,
5,000	7.10%, 8/1/26	Baa3/BBB	5,234,575
5,000	7.375%, 8/1/10	Baa3/BBB	5,252,025
			14,754,600
	Total Corporate Bonds & Notes (cost—$649,022,465)		637,441,813

SOVEREIGN DEBT OBLIGATIONS—5.1%
Brazil—2.3%
	Federal Republic of Brazil,
13,900	8.25%, 1/20/34	Ba3/BB	16,610,500
1,250	10.125%, 5/15/27	Ba2/BB	1,720,000
			18,330,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Guatemala—0.2%
$1,500	Republic of Guatemala, 9.25%, 8/1/13 (d)	Ba2/BB	$ 1,717,500

Panama—1.1%
	Republic of Panama,
3,000	9.375%, 7/23/12	Ba1/BB	3,435,000
4,470	9.625%, 2/8/11	Ba1/BB	4,995,225
			8,430,225

Russia—1.1%
	Russian Federation,
7,325	7.50%, 3/31/30, VRN	Baa2/BBB+	8,012,168
867	8.25%, 3/31/10	Baa2/BBB+	902,138
			8,914,306

South Africa—0.3%
	Republic of South Africa,
2,600	5.875%, 5/30/22	Baa1/BBB+	2,486,250
120	7.375%, 4/25/12	Baa1/BBB+	127,800
			2,614,050

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/BB-	1,045,880
	Total Sovereign Debt Obligations (cost—$40,892,331)		41,052,461

U.S. GOVERNMENT AGENCY SECURITIES—3.8%
	Fannie Mae,
4,000	5.50%, 9/1/37, MBS (e)	Aaa/AAA	3,857,500
497	6.953%, 11/1/35, FRN, MBS	Aaa/AAA	511,728
227	7.00%, 2/1/29, MBS	Aaa/AAA	235,413
103	7.00%, 2/19/30, CMO, VRN	Aaa/AAA	105,466
68	7.00%, 1/1/32, MBS	Aaa/AAA	70,636
1,474	7.00%, 6/1/32, MBS	Aaa/AAA	1,514,079
95	7.00%, 10/1/32, MBS	Aaa/AAA	97,702
121	7.00%, 11/1/32, MBS	Aaa/AAA	124,397
301	7.00%, 12/1/32, MBS	Aaa/AAA	308,858
121	7.00%, 1/1/33, MBS	Aaa/AAA	124,661
145	7.00%, 2/1/33, MBS	Aaa/AAA	148,498
412	7.00%, 3/1/33, MBS	Aaa/AAA	423,292
1,254	7.00%, 5/1/33, MBS	Aaa/AAA	1,286,337
54	7.00%, 6/1/33, MBS	Aaa/AAA	55,067
129	7.00%, 7/1/33, MBS	Aaa/AAA	133,502
335	7.00%, 1/1/34, MBS	Aaa/AAA	345,279
747	7.00%, 3/1/34, MBS	Aaa/AAA	771,324
267	7.00%, 9/1/34, MBS	Aaa/AAA	274,619
1,566	7.00%, 4/1/35, MBS	Aaa/AAA	1,611,071
734	7.00%, 6/1/35, MBS	Aaa/AAA	755,678
2,053	7.00%, 10/1/35, MBS	Aaa/AAA	2,112,745
2,380	7.00%, 2/1/36, MBS	Aaa/AAA	2,450,984
64	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	65,177
1,147	7.00%, 12/25/41, CMO	Aaa/AAA	1,177,176
30	7.50%, 12/25/19, CMO	Aaa/AAA	31,823
250	7.50%, 5/1/22, MBS	Aaa/AAA	260,829
14	7.50%, 6/25/30, CMO	Aaa/AAA	14,151
243	7.50%, 12/1/33, MBS	Aaa/AAA	252,986
60	7.50%, 11/25/40, CMO	Aaa/AAA	61,370

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES (continued)
$ 121	7.50%, 5/25/42, CMO	Aaa/AAA	$ 125,930
5,558	7.50%, 12/25/45, CMO	Aaa/AAA	5,835,038
28	8.00%, 7/18/27, CMO	Aaa/AAA	29,430
5,625	8.00%, 12/25/45, CMO	Aaa/AAA	5,971,410
	Freddie Mac,
75	7.50%, 11/1/19, MBS	Aaa/AAA	77,559
25	8.00%, 9/15/26, CMO	Aaa/AAA	25,238
7	9.50%, 5/15/21, CMO	Aaa/AAA	6,859
	Total U.S. Government Agency Securities (cost—$31,112,815)		31,253,812

SENIOR LOANS (a)(b)(c)—2.2%
Containers & Packaging—0.1%
	Smurfit-Stone Container,
131	5.215%, 11/1/10		128,120
71	7.375%, 11/1/10, Term C		70,082
518	7.375%, 11/1/11, Term B		506,428
215	7.375%, 11/1/11, Term C		210,034
			914,664

Energy—0.2%
1,648	Kinder Morgan Energy Partners L.P., 6.82%, 5/24/14, Term B		1,572,242

Entertainment—0.1%
500	Shackleton Crean Event Management, 12.875%, 8/1/08		497,500

Financial Services—1.0%
2,500	Chrysler Financial Corp., 5.00%, 8/3/12		2,375,000
6,000	SLM Corp., 6/30/08 (e)(f)(g)		5,972,804
			8,347,804

Healthcare & Hospitals—0.4%
2,985	HCA, Inc., 7.61%, 11/16/13, Term B		2,886,994

Hotels/Gaming—0.1%
800	Las Vegas Sands Corp., 7.11%, 5/15/14		766,889

Printing/Publishing—0.1%
	Dex Media East LLC, Term B,
154	6.84%, 5/8/09		149,149
1,090	6.86%, 5/8/09		1,058,423
			1,207,572

Utilities—0.2%
	AES Corp., Term B,
715	7.00%, 4/30/08		701,340
714	7.25%, 8/10/11		701,339
			1,402,679
	Total Senior Loans (cost—$17,881,788)		17,596,344

MORTGAGE-BACKED SECURITIES—1.9%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (d)	NR/BB+	3,573,990
	GSMPS Mortgage Loan Trust, CMO (d),
3,067	7.50%, 6/19/27, VRN	NR/NR	3,182,814
78	7.50%, 6/19/32, VRN	NR/NR	81,353
3,174	7.50%, 6/25/43	NR/NR	3,213,982

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MORTGAGE-BACKED SECURITIES (continued)
	Merrill Lynch Mortgage Investors, Inc.,
$2,805	7.116%, 12/15/30, CMO, VRN	A3/A-	$ 2,947,252
2,000	7.323%, 2/15/30, CMO, VRN	Baa1/BBB+	2,031,138
69	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	NR/AAA	71,277
	Total Mortgage-Backed Securities (cost—$15,217,031)		15,101,806

MUNICIPAL BONDS—2.9%
New Jersey—2.9%
	Tobacco Settlement Financing Corp. Rev. (d)(k),
8,480	5.75%, 6/1/32	NR/AA	9,026,451
5,090	6.125%, 6/1/24	NR/AA	5,402,170
8,480	6.375%, 6/1/32	NR/AA	9,494,632
	Total Municipal Bonds (cost—$21,318,971)		23,923,253

PREFERRED STOCK—0.4%

Shares
Financial Services—0.4%
3,400	Fresenius Medical Care Capital Trust II, 7.875% (cost—$3,674,550)	B1/B+	3,409,350

Principal
Amount
(000)
ASSET-BACKED SECURITIES—0.1%
$ 500	SLM Student Loan Trust, 5.355%, 10/25/16, FRN (cost—$570,104)	Aaa/AAA	500,437

SHORT-TERM INVESTMENTS — 4.8%
U.S. Treasury Bills (i)—2.3%
18,450	4.392%-4.75%,8/30/07-9/13/07 (cost—$18,352,616)	Aaa/AAA	18,352,616

Corporate Notes—1.8%
Energy—0.5%
4,000	CenterPoint Energy Resources Corp., 6.50%, 2/1/08	Baa3/BBB	4,021,384

Financial Services—0.6%
1,300	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	A1/BBB+	1,349,096
300	Mizuho Preferred Capital Co. LLC, 8.79%, 6/30/08, VRN (d)	A1/BBB+	308,501
1,000	Natexis Ambs Co. LLC, 8.44%, 6/30/08, VRN (b)(d)	A1/A+	1,024,006
500	Redwood Capital IX Ltd., 11.61%, 1/9/08, Ser. A, FRN (b)(d)(g)	Ba2/NR	503,950
1,100	SB Treasury Co. LLC, 9.40%, 6/30/08, VRN (b)	A1/BBB+	1,136,646
			4,322,199

Hotels/Gaming—0.1%
1,000	Hilton Hotels Corp., 7.625%, 5/15/08	Ba1/BB+	1,012,500

Utilities—0.6%
500	Consumers Energy Co., 6.375%, 2/1/08 (d)(g)	Baa2/BBB-	501,730
434	East Coast Power LLC, 6.737%, 3/31/08, Ser. B	Baa3/BBB-	436,262
2,000	Potomac Electric Power, 6.25%, 10/15/07	Baa1/BBB+	2,002,810
2,000	TXU U.S. Holdings Co., 7.17%, 8/1/07	Baa3/BB-	2,000,000
			4,940,802
	Total Corporate Notes (cost—$14,233,905)		14,296,885

Asset-Backed Securities—0.0%
436	GS Auto Loan Trust, 5.363%, 7/15/08 (cost—$365,409)	NA/NA	435,570

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

Repurchase Agreements—0.7%
$1,000	Credit Suisse First Boston, dated 7/31/07, 5.05%, due 8/1/07, proceeds $1,000,140; collateralized by U.S. Treasury Note, 2.625%, due 3/15/09, valued at $1,025,317 including accrued interest		$ 1,000,000
5,159	State Street Bank & Trust Co., dated 7/31/07, 4.90%, due 8/1/07, proceeds $5,159,702; collateralized by Freddie Mac, 5.26%, due 8/1/25, valued at $5,263,360 including accrued interest		5,159,000
	Total Repurchase Agreements (cost—$6,159,000)		6,159,000
	Total Short Term Investments (cost—$39,110,930)		39,244,071

OPTIONS PURCHASED (j)— 0.2%

Contracts/
Notional
Amount
	Call Options—0.1%
	9-Year Interest Rate Swap (OTC), Pay 3-Month USD—LIBOR Floating Rate Index,
58,700,000	strike rate 4.66%, expires 2/21/08 (b)	121,719
	U.S. Dollar versus Euro (OTC) (b),
2,300,000	strike price $1.85, expires 5/21/08	94,750
2,000,000	strike price $1.88, expires 5/21/10	114,767
2,500,000	strike price $1.88, expires 6/3/10	147,634
	U.S. Treasury Notes 10 yr. Futures (CBOT),
829	strike price $109, expires 8/24/07	142,484
		621,354

	Put Options—0.1%
	9-Year Interest Rate Swap (OTC), Pay 3-Month USD—LIBOR Floating Rate Index,
58,700,000	strike rate 5.84%, expires 2/21/08 (b)	495,599
	Fannie Mae (OTC),
4,000,000	strike price $87.38, expires 10/4/07 (b)	469
	Financial Future Euro—90 day (CME),
306	strike price $91, expires 9/17/07	1
3	strike price $91.25, expires 12/17/07	—
140	strike price $91.50, expires 9/17/07	—
1,406	strike price $91.75, expires 3/17/08	4
722	strike price $91.75, expires 12/17/07	2
90	strike price $92, expires 3/17/08	—
329	strike price $92.25, expires 12/17/07	1
520	strike price $92.50, expires 6/16/08	1
383	strike price $92.75, expires 3/17/08	1
	U.S. Dollar versus Euro (OTC) (b),
2,300,000	strike price $1.85, expires 5/21/08	47,578
2,000,000	strike price $1.88, expires 5/21/10	93,271
2,500,000	strike price $1.88, expires 6/3/10	113,686
		750,613
	Total Options Purchased (cost—$1,278,050)	1,371,967

	Total Investments before options written (cost—$820,079,035)—100.1%	810,895,314

Contracts/
Notional
Amount		Value*

OPTIONS WRITTEN (j)— (0.1)%

	Call Options—(0.1%)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
700	strike price $107, expires 8/24/07	$(590,625)
340	strike price $108, expires 8/24/07	(132,812)
		(723,437)

	Put Options—(0.0%)
	Dow Jones CDX Index (OTC),
19,100,000	strike price $0.43, expires 9/20/07	(240,698)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
700	strike price $103, expires 8/24/07	(10,938)
300	strike price $104, expires 8/24/07	(4,688)
		(256,324)
	Total Options Written (premiums received—$389,388)	(979,761)

	Total Investments net of options written (cost—$819,689,647)—100.0%	$809,915,553

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans, are valued at fair-valued pursuant to procedures approved by the Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $17,596,344, representing 2.2% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2007.
(f)	Unsettled security, coupon rate undetermined at July 31, 2007.
(g)	Fair-valued security—Securities with an aggregate value of $11,625,297, representing 1.4% of total investments.
(h)	Credit-linked trust certificate.
(i)	All or partial amount segregated as collateral for future contracts and/or options written.
(j)	Non-income producing.
(k)

Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual certificates. These securities serve as collateral in a financing transaction.

(l)	Security in default.

Glossary:

CAD—Canadian Dollar

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2007.

LIBOR—London Inter-bank Offered Rate

MBS—Mortgage-Backed Securities

NR—Not Rated

OTC—Over the Counter

UNIT—More than one class of securities traded together.

VRN—Variable Rate Note.  Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2007.

Other Investments:

(1) Futures contracts outstanding at July 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Short:	U.S. Treasury Bond Futures	(600)	$(66,038)	9/19/07	$ (900,087)
	U.S. Treasury Notes 10 yr. Futures	(900)	(96,680)	9/19/07	(2,578,125)
					$(3,478,212)

(2) Transactions in options written for the period ended July 31, 2007:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2006	1,638,000,000	$ 5,814,900
Options written	19,102,040	389,388
Options terminated in closing transactions	(1,638,000,000)	(5,814,900)
Options outstanding, July 31, 2007	19,102,040	$389,388

(3) Credit default swap contracts outstanding at July 31, 2007:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
ConocoPhillips	$ 1,200	12/20/07	0.10%	$ (121)
Freeport-McMoRan	3,000	6/20/12	0.90%	(21,545)
Valero Energy Corp.	1,200	12/20/07	0.12%	(4)
Barclays Bank
Dow Jones CDX Index	12,500	6/20/12	0.787%	(297,676)
Gazprom	4,500	7/20/12	0.63%	(81,789)
Bear Stearns
EnCana	3,000	9/20/09	0.53%	23,944
Ford Motor Credit	4,000	6/20/10	5.60%	217,067
Citigroup
Bear Stearns	4,100	9/20/12	0.48%	(92,171)
Ford Motor Credit	10,800	9/20/08	1.35%	(115,125)
Freeport-McMoRan	2,000	6/20/12	1.00%	(7,014)
GMAC	5,000	6/20/12	1.40%	(391,301)
Credit Suisse First Boston
ArvinMeritor	2,500	6/20/09	1.40%	(105,005)
Chesapeake Energy	3,000	6/20/12	1.01%	(155,292)
GMAC	7,000	12/20/10	5.22%	336,183
Qwest Holding	7,000	12/20/10	4.56%	344,238
Deutsche Bank
Chesapeake Energy	2,000	6/20/12	1.05%	(100,168)
Chesapeake Energy	1,600	3/20/14	1.32%	(127,258)
Dow Jones ITRAX Index	5,900	6/20/12	0.75%	(210,897)
GMAC	10,500	9/20/09	1.50%	(372,548)
Goldman Sachs
Anadarko Petroleum	6,500	3/20/08	0.15%	445
Bombardier	3,000	12/20/10	4.05%	216,504
Dow Jones CDX Index	18,300	6/20/12	0.35%	(336,404)
Dow Jones ITRAX Index	40,000	6/20/12	0.75%	(1,125,747)
Echostar	2,500	6/20/09	0.54%	(18,074)
LCDX Index	7,900	6/20/12	1.20%	(130,961)
Tesoro	2,500	6/20/12	0.74%	(53,202)
HSBC Bank
SLM Corp.	10,000	6/20/08	0.50%	(98,266)
JPMorgan Chase
American International Group	5,100	6/20/10	0.35%	(2,359)
Bear Stearns	1,800	9/20/12	0.67%	(25,819)
Gazprom	9,800	7/20/12	0.625%	(180,399)
Lehman Brothers
Bear Stearns	3,100	9/20/12	0.48%	(69,170)
Brazilian Government International Bond	1,500	2/20/17	1.51%	3,943
Chesapeake Energy	1,900	3/20/14	1.16%	(166,968)
Dow Jones ITRAX Index	200,000	6/20/12	0.75%	(5,712,930)
Freescale Semiconductor	2,500	6/20/09	1.62%	(43,184)
HCA	2,500	6/20/09	1.00%	(116,053)
LCDX Index	9,400	6/20/12	1.20%	(418,978)
MGM	2,500	6/20/09	0.65%	(55,847)
Proctor & Gamble	5,000	9/20/08	0.07%	2,096
Reynolds American	2,000	6/20/12	1.00%	(2,531)
Tesoro	2,500	6/20/09	0.30%	(7,696)
Merrill Lynch
El Paso	2,500	6/20/09	0.45%	(51,840)
Gazprom	5,000	7/20/12	0.63%	(90,877)
Lyondell Chemical	2,500	6/20/09	1.00%	(70,331)
Reliant Energy	2,000	12/20/10	2.80%	(46,808)
Vale Overseas	3,000	4/20/12	0.50%	(75,128)
Morgan Stanley
Chesapeake Energy	2,500	6/20/09	0.45%	(39,002)
Dynegy Holdings	2,500	6/20/09	1.05%	(74,642)
Ford Motor Credit	5,000	9/20/10	4.05%	75,102
Forest Oil	2,500	6/20/09	0.70%	(38,948)
Republic of Indonesia	2,600	3/20/09	0.46%	(23,272)
LCDX Index	3,900	6/20/12	1.20%	(192,120)
MGM	7,000	12/20/10	2.55%	(155,899)
Reliant Energy	2,500	6/20/09	1.05%	(83,725)
Reliant Energy	5,000	12/20/10	2.90%	(102,305)
Ukraine	2,600	3/20/09	0.66%	(7,465)
Royal Bank of Scotland
Allied Waste	2,500	6/20/09	0.80%	(63,836)
Aramark	2,500	6/20/12	2.32%	(263,576)
Freeport-McMoRan	1,500	6/20/09	0.32%	(3,850)
Williams Cos.	2,500	6/20/09	0.30%	(23,559)
UBS
Anadarko Petroleum	6,000	9/20/07	0.15%	1,071
				$(10,829,092)

(4) Interest rate swap agreements outstanding at July 31, 2007:

			Rate Type		Unrealized
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Appreciation (Depreciation)
Barclays Bank	$ 160,000	6/19/25	5.70%	3-Month USD-LIBOR	$ (3,183,360)
Barclays Bank	160,000	6/21/25	3-Month USD-LIBOR	5.70%	161,403
Deutsche Bank	1,378,000	6/18/09	3-Month USD-LIBOR	5.00%	4,964,521
Goldman Sachs	GBP 125,000	7/17/08	6-Month GBP-LIBOR	6.39%	305,916
Goldman Sachs	MXN 56,800	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(95,080)
Goldman Sachs	GBP 10,500	7/17/27	5.628%	6-Month GBP-LIBOR	(405,201)
HSBC Bank	GBP 10,200	12/15/35	4.00%	6-Month GBP-LIBOR	1,015,998
Lehman Brothers	$ 680,000	12/18/24	3-Month USD-LIBOR	5.70%	2,568,114
Lehman Brothers	696,000	12/19/24	5.70%	3-Month USD-LIBOR	(12,733,386)
Royal Bank of Scotland	393,800	2/25/17	4.66%	3-Month USD-LIBOR	2,045,867
Royal Bank of Scotland	393,800	2/25/17	3-Month USD-LIBOR	5.84%	(1,710,660)
					$ (7,065,868)

The Fund received $13,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Forward foreign currency contracts outstanding at July 31, 2007:

		U.S.$ Value Origination Date	U.S.$ Value July 31, 2007	Unrealized Appreciation (Depreciation)
Purchased:	5,100,000 Australian Dollar settling 8/9/07	$4,381,833	$4,368,419	$(13,414)
	885,800 Brazilian Real settling 10/2/07	430,000	469,142	39,142
	866,000 British Pounds settling 8/9/07	1,774,209	1,759,531	(14,678)
	397,750,000 Korean Won settling 9/21/07	430,000	433,451	3,451
	4,748,275 Mexican Peso settling 3/13/08	430,000	427,569	(2,431)
	1,198,539 Polish Zlotty settling 9/28/07	430,000	433,483	3,483
	11,083,250 Russian Ruble settling 1/11/08	430,000	435,252	5,252
	646,836 Singapore Dollar settling 9/21/07	430,000	427,960	(2,040)
Sold:	1,750,000 Canadian Dollar settling 8/9/07	1,637,190	1,639,335	(2,145)
	1,374,000 British Pounds settling 8/9/07	2,743,129	2,791,681	(48,552)
	287,000 Euros settling 8/27/07	396,542	393,245	3,297
				$(28,635)

GBP - British Pound

LIBOR - London Inter-bank Offered Rate

MXN - Mexican Peso

TIIE - Interbank Equilibrium Interest Rate

Item 2. Controls and Procedures

(a)          The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or in reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 21, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 21, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2007